Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254859
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	R5
Trading Symbol	ZEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$49	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.86%	[1]
AssetsNet	$ 303,754,525
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 617,660
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$303,754,525
# of Portfolio Holdings	80
Portfolio Turnover Rate	22%
Total Management Fees Paid	$617,660

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.1
Common Stocks	1.1

Sector Allocation - % Equities

Table Summary
Value	Value
Utilities	1.4
Real Estate	2.1
Energy	2.2
Health Care	3.4
Consumer Staples	5.7
Materials	5.9
Communication Services	8.1
Consumer Discretionary	8.4
Industrials	8.6
Financials	18.4
Information Technology	35.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2
Samsung Electronics Co. Ltd.	8.5
SK Hynix, Inc.	5.0
Tencent Holdings Ltd.	4.2
Alibaba Group Holding Ltd.	2.7
Grupo Mexico SAB de CV, Series B	1.6
Delta Electronics, Inc.	1.6
Aselsan Elektronik Sanayi Ve Ticaret AS	1.6
Reliance Industries Ltd.	1.5
Kia Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254857
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	R6
Trading Symbol	ZEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.83%	[2]
AssetsNet	$ 303,754,525
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 617,660
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$303,754,525
# of Portfolio Holdings	80
Portfolio Turnover Rate	22%
Total Management Fees Paid	$617,660

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.1
Common Stocks	1.1

Sector Allocation - % Equities

Table Summary
Value	Value
Utilities	1.4
Real Estate	2.1
Energy	2.2
Health Care	3.4
Consumer Staples	5.7
Materials	5.9
Communication Services	8.1
Consumer Discretionary	8.4
Industrials	8.6
Financials	18.4
Information Technology	35.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2
Samsung Electronics Co. Ltd.	8.5
SK Hynix, Inc.	5.0
Tencent Holdings Ltd.	4.2
Alibaba Group Holding Ltd.	2.7
Grupo Mexico SAB de CV, Series B	1.6
Delta Electronics, Inc.	1.6
Aselsan Elektronik Sanayi Ve Ticaret AS	1.6
Reliance Industries Ltd.	1.5
Kia Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254858
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	Y
Trading Symbol	ZEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$53	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.92%	[3]
AssetsNet	$ 303,754,525
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 617,660
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$303,754,525
# of Portfolio Holdings	80
Portfolio Turnover Rate	22%
Total Management Fees Paid	$617,660

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.1
Common Stocks	1.1

Sector Allocation - % Equities

Table Summary
Value	Value
Utilities	1.4
Real Estate	2.1
Energy	2.2
Health Care	3.4
Consumer Staples	5.7
Materials	5.9
Communication Services	8.1
Consumer Discretionary	8.4
Industrials	8.6
Financials	18.4
Information Technology	35.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2
Samsung Electronics Co. Ltd.	8.5
SK Hynix, Inc.	5.0
Tencent Holdings Ltd.	4.2
Alibaba Group Holding Ltd.	2.7
Grupo Mexico SAB de CV, Series B	1.6
Delta Electronics, Inc.	1.6
Aselsan Elektronik Sanayi Ve Ticaret AS	1.6
Reliance Industries Ltd.	1.5
Kia Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254865
Shareholder Report [Line Items]
Fund Name	Ninety One International Franchise Fund
Class Name	R5
Trading Symbol	ZIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[4]
AssetsNet	$ 4,044,841
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,044,841
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	66.8
Common Stocks	27.1
Foreign Preferred Stocks	2.5
Investment Companies	2.0
Securities Lending Collateral	1.6
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	9.4
Industrials	10.3
Communication Services	10.5
Consumer Staples	15.3
Financials	17.5
Information Technology	17.9
Health Care	19.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.3
Mastercard, Inc., Class A	5.9
SAP SE	5.1
ASML Holding NV	4.7
London Stock Exchange Group PLC	4.6
Philip Morris International, Inc.	4.6
Alcon AG	4.5
Novartis AG	4.3
L'Oreal SA	4.2
Hermes International SCA	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254863
Shareholder Report [Line Items]
Fund Name	Ninety One International Franchise Fund
Class Name	R6
Trading Symbol	ZIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%	[5]
AssetsNet	$ 4,044,841
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,044,841
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	66.8
Common Stocks	27.1
Foreign Preferred Stocks	2.5
Investment Companies	2.0
Securities Lending Collateral	1.6
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	9.4
Industrials	10.3
Communication Services	10.5
Consumer Staples	15.3
Financials	17.5
Information Technology	17.9
Health Care	19.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.3
Mastercard, Inc., Class A	5.9
SAP SE	5.1
ASML Holding NV	4.7
London Stock Exchange Group PLC	4.6
Philip Morris International, Inc.	4.6
Alcon AG	4.5
Novartis AG	4.3
L'Oreal SA	4.2
Hermes International SCA	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254864
Shareholder Report [Line Items]
Fund Name	Ninety One International Franchise Fund
Class Name	Y
Trading Symbol	ZIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%	[6]
AssetsNet	$ 4,044,841
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,044,841
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	66.8
Common Stocks	27.1
Foreign Preferred Stocks	2.5
Investment Companies	2.0
Securities Lending Collateral	1.6
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	9.4
Industrials	10.3
Communication Services	10.5
Consumer Staples	15.3
Financials	17.5
Information Technology	17.9
Health Care	19.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.3
Mastercard, Inc., Class A	5.9
SAP SE	5.1
ASML Holding NV	4.7
London Stock Exchange Group PLC	4.6
Philip Morris International, Inc.	4.6
Alcon AG	4.5
Novartis AG	4.3
L'Oreal SA	4.2
Hermes International SCA	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254862
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	R5
Trading Symbol	ZGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[7]
AssetsNet	$ 459,555,794
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,472,684
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$459,555,794
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$1,472,684

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	68.6
Foreign Common Stocks	27.2
Investment Companies	4.2

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	2.0
Consumer Discretionary	7.5
Consumer Staples	12.3
Health Care	12.5
Communication Services	14.6
Financials	21.1
Information Technology	30.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
ASML Holding NV	8.9
Visa, Inc., Class A	7.9
Alphabet, Inc., Class A	6.8
Philip Morris International, Inc.	6.0
Microsoft Corp.	4.6
Booking Holdings, Inc.	4.3
Roche Holding AG	3.8
Electronic Arts, Inc.	3.7
London Stock Exchange Group PLC	3.7
Johnson & Johnson	3.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254861
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	R6
Trading Symbol	ZGFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[8]
AssetsNet	$ 459,555,794
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,472,684
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$459,555,794
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$1,472,684

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	68.6
Foreign Common Stocks	27.2
Investment Companies	4.2

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	2.0
Consumer Discretionary	7.5
Consumer Staples	12.3
Health Care	12.5
Communication Services	14.6
Financials	21.1
Information Technology	30.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
ASML Holding NV	8.9
Visa, Inc., Class A	7.9
Alphabet, Inc., Class A	6.8
Philip Morris International, Inc.	6.0
Microsoft Corp.	4.6
Booking Holdings, Inc.	4.3
Roche Holding AG	3.8
Electronic Arts, Inc.	3.7
London Stock Exchange Group PLC	3.7
Johnson & Johnson	3.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254860
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	Y
Trading Symbol	ZGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[9]
AssetsNet	$ 459,555,794
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,472,684
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$459,555,794
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$1,472,684

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	68.6
Foreign Common Stocks	27.2
Investment Companies	4.2

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	2.0
Consumer Discretionary	7.5
Consumer Staples	12.3
Health Care	12.5
Communication Services	14.6
Financials	21.1
Information Technology	30.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
ASML Holding NV	8.9
Visa, Inc., Class A	7.9
Alphabet, Inc., Class A	6.8
Philip Morris International, Inc.	6.0
Microsoft Corp.	4.6
Booking Holdings, Inc.	4.3
Roche Holding AG	3.8
Electronic Arts, Inc.	3.7
London Stock Exchange Group PLC	3.7
Johnson & Johnson	3.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096903
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	A
Trading Symbol	SHOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[10]
AssetsNet	$ 2,213,932,522
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 6,126,430
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096904
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	C
Trading Symbol	SHOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.82%	[11]
AssetsNet	$ 2,213,932,522
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 6,126,430
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096907
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Investor
Trading Symbol	SHYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[12]
AssetsNet	$ 2,213,932,522
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 6,126,430
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096905
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	R5
Trading Symbol	SHOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[13]
AssetsNet	$ 2,213,932,522
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 6,126,430
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096906
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Y
Trading Symbol	SHOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[14]
AssetsNet	$ 2,213,932,522
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 6,126,430
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114555
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	A
Trading Symbol	ABCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[15]
AssetsNet	$ 1,141,278,917
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,596,793
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114556
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	C
Trading Symbol	ABECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%	[16]
AssetsNet	$ 1,141,278,917
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,596,793
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114559
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Investor
Trading Symbol	ABCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[17]
AssetsNet	$ 1,141,278,917
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,596,793
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114558
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	R5
Trading Symbol	ABCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[18]
AssetsNet	$ 1,141,278,917
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,596,793
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000222816
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	R6
Trading Symbol	ABCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[19]
AssetsNet	$ 1,141,278,917
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,596,793
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114557
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Y
Trading Symbol	ABCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[20]
AssetsNet	$ 1,141,278,917
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,596,793
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.